Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 23,678	$ 24,711
Prepayments	8,713	10,206
VAT receivable	1,849	3,124
Lease incentive receivable	0	1,237
Lease and lease deposit receivable	68	0
Other asset	240	0
Grant income receivable	384	414
Other receivable	271	199
Deferred cost	1,073	3,008
Total prepaid expenses and other current assets	$ 36,276	$ 42,899